Additional Financial Statement Information	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Additional Financial Statement Information	Additional Financial Statement Information
Prepaid Expenses and Other Current Assets

	June 30,	December 31,
	2022	2021
Prepaid expenses and other current assets
Prepaid expenses	$4,168	$1,153
Advances to suppliers	1,801	829
Other current assets	736	713
Total	$6,705	$2,695
Accrued Expenses and Other Liabilities

	June 30,	December 31,
	2022	2021
Accrued expenses and other liabilities
Accrued professional fees related to Merger(1)	$-	$16,263
Provisions	507	2,934
Payroll and benefits payable	3,046	2,545
Other taxes payable	1,849	2,045
Other	1,100	2,200
Total	$6,502	$25,987

Total non-current	$1,607	$2,552
Total current	$4,895	$23,435
(1)Refer to Note 4 (Reverse Recapitalization) for further details on the Merger.
Finance Costs, net

	Six Months Ended June 30,
	2022	2021
Finance costs, net
Interest expense	$(1,588)	$(4,717)
Redeemable Series X preferred stock dividends	(97)	(256)
Other finance costs	(70)	(31)
Interest income	149	19
Total	$(1,606)	$(4,985)